Condensed Financial Information Of Information Of Registrant (Parent Company Only) - Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Condensed Income Statements, Captions [Line Items]
Net income	$ 54,431	$ 22,775	$ 62,954	$ (16,407)	$ 50,301	$ 44,224	$ 24,104
Net income per share attributable to common stockholders':
Basic	$ 0.40	$ 0.26	$ 0.58	$ (0.18)	$ 0.57	$ 0.50	$ 0.27
Diluted	$ 0.39	$ 0.25	$ 0.55	$ (0.18)	$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic	135,018,238	88,442,052	110,162,167	88,363,302	88,385,864	88,163,992	87,869,243
Diluted	139,367,737	92,285,008	114,943,739	88,363,302	92,263,577	90,736,079	90,241,354
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in net income of subsidiaries					$ 50,301	$ 44,224	$ 24,104
Net income					$ 50,301	$ 44,224	$ 24,104
Net income per share attributable to common stockholders':
Basic					$ 0.57	$ 0.50	$ 0.27
Diluted					$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic					88,386,000	88,164,000	87,869,000
Diluted					92,264,000	90,736,000	90,241,000